LEASES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Plant and equipment	$ 76,020	$ 116,534
Property, Plant and Equipment under finance leases [member]
Plant and equipment	$ 76,020	$ 116,534